Acquisition (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)
Acquisition [Line Items]
Goodwill impairment loss	$ 1,732,454	$ 1,362,441	$ 1,792,392
Carrying amount of goodwill		$ 1,780,569
Jiangsu New Energy [Member]
Acquisition [Line Items]
Assets				$ 8,748,288	¥ 59,400,000
Changzhou Sixun Technology Co., Ltd. [Member]
Acquisition [Line Items]
Equity interests percentage				100.00%	100.00%
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition [Line Items]
Equity interests percentage				60.00%	60.00%